UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  03/31/00

Check here if Amendment [x ]; Amendment Number:  01
  This Amendment (Check only one):	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       January 29, 2004

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  $154877



List of Other Included Managers:

NONE


FORM 13F INFORMATION TABLE
                                    Title                 VALUE       SHRS or  SH/ PUT/ Inv  Other  Voting Authority
NAME OF ISSUER                      of      CUSIP         (x$1000)    PRN AMT  PRN CALL Disc Mgrs   SOLE Shared None
                                    Class
AMR Corp                            com     001765106              2        50 SH       Sole           50
Alliance Capital Mgmt. Ltd.         com     018548107            344      8300 SH       Sole         8300
Allstate Corp                       com     020002101            215      9042 SH       Sole         9042
America Online Inc Del Com          com     02364J104             74      1100 SH       Sole         1100
Amerisource Health                  com     03071P102           4094    272960 SH       Sole       272960
American Pwr Conversion Com         com     029066107           6376    148700 SH       Sole       148700
Block H&R Inc.                      com     093671105           8369    187025 SH       Sole       187025
Bridgehampton National Bank         com     N/A                 1078     52572 SH       Sole        52572
Bristol Myers                       com     110122108             62      1074 SH       Sole         1074
CMS Energy Corp Com                 com     125896100             90      5000 SH       Sole         5000
CVS Corporation Delaware            com     126650100           8220    219100 SH       Sole       219100
Digital Recorders                   com     253869101             19      8000 SH       Sole         8000
Donaldson Lufkin & Jenrette Inc.    com     257661108            390      7545 SH       Sole         7545
Donaldson Lufkin&Jen NW DLJDIRECT   com     257661504              3       250 SH       Sole          250
Exxon Mobil Corp Com                com     302290101             82      1056 SH       Sole         1056
Gannett Inc.                        com     364730101           7875    111900 SH       Sole       111900
Gap, Inc.                           com     364760108           6078    122021 SH       Sole       122021
General Electric                    com     369604103           5335     34279 SH       Sole        34279
Health Care Reit Inc.               com     42217K106             10       700 SH       Sole          700
Hewlett Packard                     com     428236103          10112     76100 SH       Sole        76100
Highwoods Properties                com     431284108            231     10800 SH       Sole        10800
Illinois Tool Wks Inc.              com     452308109           6845    123890 SH       Sole       123890
Intel Corp.                         com     458140100          10984     83250 SH       Sole        83250
Johnson & Johnson                   com     478160104           2339     33300 SH       Sole        33300
KeyCorp                             com     493267108             57      2996 SH       Sole         2996
Knight Ridder, Inc                  com     499040103           9287    181200 SH       Sole       181200
Merck & Co.                         com     589331107             28       450 SH       Sole          450
Meredith Corp Com                   com     589433101           3584    129450 SH       Sole       129450
Morgan Stanley, Dean Witter         com     617446448           8805    106250 SH       Sole       106250
Pfizer Inc.                         com     717081103           6958    190305 SH       Sole       190305
Sabre Hldgs Corp                    com     785905100              1        36 SH       Sole           36
Schering-Plough                     com     806605101           3835    103300 SH       Sole       103300
Sealed Air Corp.                    com     81211K100           4083     75174 SH       Sole        75174
Sears Roebuck & Co.                 com     812387108             92      3000 SH       Sole         3000
Spdr Tr Unit Ser 1                  com     78462F103           4211     28000 SH       Sole        28000
Summit Bancorp                      com     866005101            118      4500 SH       Sole         4500
Tanger Factory Outlet Ctrs Inc.     com     875465106            649     33800 SH       Sole        33800
Target Corp                         com     87612E106           8641    115600 SH       Sole       115600
Tennant Co.                         com     880345103            112      3600 SH       Sole         3600
United Parcel Service CL B          com     911312106             31       500 SH       Sole          500
Vodafone Airtouch PLC               com     92857T107           7433    133780 SH       Sole       133780
Wachovia Corp.                      com     929771103           5128     75900 SH       Sole        75900
Wal-Mart Stores                     com     931142103           7038    124570 SH       Sole       124570
Walgreen Co.                        com     931422109           5466    212260 SH       Sole       212260
Winston Hotels, Inc.                com     97563A102             62      8000 SH       Sole         8000
Sealed Air Corp New                 pfd     81211K209             31       600 SH       Sole          600

TOTAL                                                         154877

